ACQUISITIONS (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended					12 Months Ended	0 Months Ended	12 Months Ended		1 Months Ended
	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 18, 2012 Warrant [Member]	Apr. 01, 2010 NewLead Shipping S.A. [Member]	Dec. 31, 2012 NewLead [Member]	Apr. 01, 2010 Grandunion Inc. [Member]	Dec. 31, 2010 Grandunion Inc. [Member]	Dec. 18, 2012 Tennessee Property Ownership [Member]	Dec. 18, 2012 Cypress Camon Investment Management, LLC [Member]	Dec. 18, 2012 Cypress Camon Investment Management, LLC [Member] March 28 2013 [Member]	Dec. 18, 2012 J Mining Energy Group [Member] January 1, 2013 [Member]	Dec. 28, 2012 RJLT Investments LLC [Member]	Dec. 28, 2012 Williams Industries LLC [Member]	Dec. 28, 2012 Kentucky Fuel Corporation [Member]	Dec. 28, 2012 Kentucky Property and Mineral Rights [Member]	Dec. 18, 2012 Kentucky Property and Mineral Rights [Member]
Business Acquisition, Percentage of Voting Interests Acquired					100.00%
Business Acquisition, Cost of Acquired Entity, Liabilities Incurred							$ 161,000
Business Combination, Consideration Transferred							5,310
Business Acquisition, Cost of Acquired Entity, Cash Paid							100
Business Acquisition Equity Interests Issued Net Of Cancel Number Of Shares Issued							700,214
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares							737,037
Business Acquisition Equity Interests Number Of Shares Cancel During Period							36,823
Business Acquisition, Share Price				$ 0.40			$ 7.44
Business Acquisition, Purchase Price Allocation, Goodwill Amount							14,280
Business Acquisition, Cost of Acquired Entity, Transaction Costs							1,300
Business Acquisition, Pro Forma Revenue								112,400
Business Acquisition, Pro Forma Net Income (Loss)								107,200
Business Acquisitions Pro Forma Net Income Loss From Discontinued Operations								13,803
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual								31,200
Business Combination, Pro Forma Information, Earnings or Loss of Acquiree since Acquisition Date, Actual								2,100
Notes Payable, Current		11,000	0										1,500	2,000	7,500	11,000	11,000
Shares issued for business acquisition	5,210					6,400				3,000
Shares issued for business acquisition (in shares)								700,000			7,500,000
Stock Issued During Period Shares For Remuneration												42,500,000
Leasehold Interests Owned									55,000
Leasehold Interests Payable Current									30,000
Leasehold Interests Payable Noncurrent									$ 25,000